As filed with the U.S. Securities and Exchange Commission on July 27, 2021

File No. 333-_____

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO.	☐

JOHN HANCOCK INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

800-225-5291

(Registrant’s Area Code and Telephone Number)

Christopher Sechler, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and Address of

Agent for Service)

Copies to:

Mark Goshko, Esq.

K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on August 26, 2021 pursuant to Rule 488 under the Securities Act of 1933.

JOHN HANCOCK INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Notice of Special Meeting to Shareholders

Part A – Proxy Statement/Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Pages

Exhibits

[   ], 2021

Your action is required. Please vote today.

Dear John Hancock Mid Cap Stock Fund shareholder:

At John Hancock Investment Management, we continually review our lineup of mutual funds to ensure that each fund continues to serve the best interests of shareholders. Included in that assessment is a review of account fees and market opportunities that may result in fund growth in order to achieve further economies of scale. On occasions where we believe there are opportunities worth pursuing in the best interest of current shareholders, we have taken action, and we believe your fund would benefit from such action at this time. After careful consideration, we proposed, and your fund’s Trustees agreed, that shareholders would benefit from a merger of John Hancock Mid Cap Stock Fund (the “fund” or “acquired fund”) with and into John Hancock Mid Cap Growth Fund (the “acquiring fund”) (the “reorganization”).

Advantages of the proposed merger:

•	Expected economies of scale and potentially lower expenses in the future. Following the reorganization, and after allocation of any reorganization costs, the gross and net expense ratios of each class of shares of the acquiring fund are expected to be lower than the respective operating expense ratios for the corresponding share class of your fund. Moreover, as fixed costs are spread across the potentially larger asset base of the acquiring fund with greater potential for asset growth, overall gross shareholder expenses may be reduced in the future.
•	Identical investment objective. The proposed merger is expected to allow shareholders of the acquired fund to pursue an identical investment objective in the acquiring fund. Both the acquired fund and the acquiring fund invest primarily in equity securities of medium-sized companies with significant capital appreciation potential.
•	Continuity of management. John Hancock Investment Management LLC serves as investment advisor to your fund and the acquiring fund and will continue to serve as the investment advisor to the combined fund. Wellington Management Company, LLP serves as each fund’s investment subadvisor and will continue to manage the acquiring fund upon completion of the reorganization.

How to vote

This reorganization cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled to take place on or about October 6, 2021, at 2:00 p.m., Eastern Time. In light of the COVID-19 pandemic, the meeting will be held via telephone only. While you may attend the meeting, voting today will save on the potential cost of future mailings required to obtain shareholder votes.

The acquired fund is sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the COVID-19 pandemic, the date, time, location or means of conducting the special meeting (the “meeting”) may change. In the event of such a change, the acquired fund will announce alternative arrangements for the meeting as soon as possible. If there are any such changes to the meeting, the acquired fund may not deliver additional soliciting materials to shareholders or otherwise amend the proxy materials. Instead, the acquired fund plans to announce these changes, if any, by: (i) issuing a press release at www.jhinvestments.com and encourage you to check this website before the meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission. We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

Please read the enclosed proxy statement, and vote your shares as described below. You may vote your shares by proxy in one of three ways:

Online: by visiting the website on your proxy card(s) and entering your control number
Phone: by calling the number listed on your proxy card(s)
Mail: by returning the enclosed proxy card(s)

I encourage you to read the enclosed proxy statement and prospectus for more information, and I thank you for acting on this matter today.

Sincerely,

Andrew G. Arnott

President and CEO

John Hancock Investment Management

Head of Wealth and Asset Management

United States and Europe

JOHN HANCOCK MID CAP STOCK FUND
(a series of John Hancock Funds II)

(the “Fund”)

200 Berkeley Street

Boston, MA 02116

800-225-5291

Notice of Special Meeting of Shareholders

Scheduled for October 6, 2021

This is the formal agenda for the Fund’s shareholder meeting. It tells you what matters will be voted on and the time of the meeting.

To the shareholders of the Fund:

A shareholder meeting of the Fund will be held telephonically on October 6, 2021, at 2:00 P.M., Eastern Time (the “Meeting”) to consider the following:

1.	A proposal to approve an Agreement and Plan of Reorganization between John Hancock Mid Cap Stock Fund (the “Acquired Fund”) a series of John Hancock Funds II, and John Hancock Mid Cap Growth Fund (the “Acquiring Fund”), a newly created series of John Hancock Investment Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying combined proxy statement and prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities. Your Fund’s Board of Trustees recommends that you vote FOR this proposal.
2.	Any other business that may properly come before the meeting.

Shareholders of record as of August 12, 2021, are entitled to vote at the meeting and any related follow-up meetings.

The Fund is sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the COVID-19 pandemic, the date, time, location or means of conducting the special meeting (the “meeting”) may change. In the event of such a change, the Fund will announce alternative arrangements for the meeting as soon as possible. If there are any such changes to the meeting, the Fund may not deliver additional soliciting materials to shareholders or otherwise amend the Fund’s proxy materials. Instead, the Fund plans to announce these changes, if any, by: (i) issuing a press release at www.jhinvestments.com and encourage you to check this website before the meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

By order of the Board of Trustees,
/s/ Christopher Sechler
Christopher Sechler
Secretary, John Hancock Funds II
Boston, Massachusetts, [August ] [ ], 2021

PROXY STATEMENT for

John Hancock Mid Cap Stock Fund (the “Acquired Fund,” or “your Fund”),

a series of John Hancock Funds II (the “Acquired Trust”)

PROSPECTUS for

John Hancock Mid Cap Growth Fund (the “Acquiring Fund”)
a series of the John Hancock Investment Trust (the “Acquiring Trust”),

(together with the Acquired Fund, the “Funds” and each, a “Fund”)

The address of each Fund is 200 Berkeley Street, Boston, Massachusetts 02116. The telephone number of each Fund is 800-225-5291.

* * * * * *

This proxy statement and prospectus (the “Proxy/Prospectus”) contains the information shareholders should know before voting on the proposed reorganization of their Fund into the Acquiring Fund (the “Reorganization”). Please read it carefully and retain it for future reference.

	Acquired Fund	Acquiring Fund
Proposal	John Hancock Mid Cap Stock Fund	John Hancock Mid Cap Growth Fund

How the Reorganization will Work

•	Your Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume substantially all of your Fund’s liabilities (other than any liabilities of your Fund arising under the Agreement and Plan of Reorganization between your Fund and the Acquiring Fund).
•	The Acquiring Fund will issue Class NAV shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class NAV shares. These shares will be distributed to your Fund’s Class NAV shareholders in proportion to their holdings on the Reorganization date.
•	The Acquiring Fund will issue Class R6 or Class NAV shares, depending on class eligibility, to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class 1 shares. These shares will be distributed to your Fund’s Class 1 shareholders in proportion to their holdings on the Reorganization date.
•	No sales charges will be imposed on shares of the Acquiring Fund received by shareholders of your Fund.
•	Your Fund will be terminated and shareholders of your Fund will become shareholders of the Acquiring Fund.
•	For U.S. federal income tax purposes, the Reorganization is not intended to result in the recognition of income, gain, or loss by your Fund, the Acquiring Fund, or the shareholders of your Fund.

Rationale for the Reorganization

The Reorganization is intended to transition your Fund out of the Acquired Trust and into the Acquiring Trust, which John Hancock Investment Management LLC (the “Advisor” or “JHIM”) believes will allow the combined fund better opportunities for retail shareholder investment and potential economies of scale. The Acquiring Fund is a new series of the Acquiring Trust created to be the surviving fund in the Reorganization. The Acquired Fund will be the accounting and performance survivor of the Reorganization. The Acquiring Fund has identical investment objectives to those of the Acquired Fund and principal investment strategies and risks that are substantially identical to those of the Acquired Fund. The Acquiring Fund has the same subadvisor as the Acquired Fund, Wellington Management Company, LLP (the Subadvisor” or “Wellington”). The same individuals currently act as the portfolio managers jointly and primarily responsible for the day-to-day management of the Acquired Fund and it is expected that the portfolio management team will continue to manage the combined fund upon completion of the Reorganization. Your Fund seeks long-term growth and capital appreciation and the Acquiring Fund also seeks (and the combined fund will also seek) long-term growth and capital appreciation. Both the Acquired Fund and the Acquiring Fund invest primarily in equity securities of medium-sized companies with significant capital appreciation potential. The combined fund’s portfolio will be substantially similar to the Acquiring Fund’s current portfolio.

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The hypothetical pro forma expense ratios of Class NAV shares of the Acquiring Fund received in the Reorganization are expected to be slightly higher (0.88%) than the Class NAV shares of the Acquired Fund (0.87%) before expense waivers. The hypothetical pro forma expense ratios of Class R6 shares of the Acquiring Fund received in the Reorganization are expected to be lower (0.89%) than the Class 1 shares of the Acquired Fund (0.92%) before expense waivers. The hypothetical pro forma net expense ratios of the Acquiring Fund shares received in the Reorganization are expected to be lower than those of the corresponding share class of the Acquired Fund. Specifically, the pro forma net expense ratios of the Acquiring Fund’s Class NAV and Class R6 shares are expected to be 0.80% and 0.81%, respectively, whereas the net expense ratios of the Acquired Fund’s Class NAV and Class 1 shares as of February 28, 2021 were 0.86% and 0.91%, respectively. In addition, the proposed advisory fee schedule for the Acquiring Fund is lower than the advisory fee schedule for the Acquired Fund when assets are above $3.2 billion, providing for potential economies of scale. After the expiration of the current expense waivers, if the expense waivers are not continued past their expiration date, the expenses borne by shareholders of the Acquiring Fund would increase.

If shareholders do not approve the Reorganization, the Board will take such action as it deems to be in the best interests of the Acquired Fund, which may include continuing to operate the Acquired Fund as a stand-alone fund, liquidating the Acquired Fund or such other options the Board may consider.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the U.S. Federal Reserve Board, or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information

• The Acquiring Fund Class NAV summary prospectus, dated July 9, 2021, as supplemented to date.	This summary prospectus is in the same envelope as this Proxy/Prospectus. This document is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus.
• The Acquiring Fund Class R6 summary prospectus, dated July 9, 2021, as supplemented to date.	This summary prospectus is in the same envelope as this Proxy/Prospectus. This document is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus.
• The statement of additional information (“SAI”) dated July 9, 2021, which relates to this Proxy/Prospectus and the Reorganization and contains additional information about the Acquired (File no. 0001133228-21-003827).

These documents and additional information about the Funds are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number: 888-972-8696.

Information in these documents is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus. The SEC file numbers for the Acquired Trust, of which the Acquired Fund is a series, are 333-126293 and 811-21779, and the SEC file numbers for the Acquiring Trust, of which the Acquiring Fund is a series, are 002-10156 and 811-00560.

•     The Acquired Fund Class NAV and Class 1 prospectuses, dated January 1, 2021, as supplemented to date.

•     The Acquiring Fund Class NAV and Class R6 prospectuses, dated July 9, 2021, as supplemented to date.

•    The Acquired Fund SAI dated January 1, 2021, as supplemented to date.

• The Acquiring Fund SAI dated July 9, 2021, as supplemented to date.
• The Acquired Fund’s annual shareholder report, dated August 31, 2020. • The Acquired Fund’s semiannual shareholder report, dated February 28, 2021.

The date of this Proxy/Prospectus is [August] [ ], 2021.

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INTRODUCTION

This Proxy/Prospectus is being used by the Board of Trustees of the Trust (the “Board”) to solicit proxies to be voted at a special meeting (the “meeting”) of your Fund’s shareholders. This meeting will be held telephonically on Wednesday, October 6, 2021 at 2:00 P.M., Eastern Time.

The Fund is sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the COVID-19 pandemic, the date, time, location or means of conducting the meeting may change. In the event of such a change, the Fund will announce alternative arrangements for the meeting as soon as possible. If there are any such changes to the meeting, the Fund may not deliver additional soliciting materials to shareholders or otherwise amend the Fund’s proxy materials. Instead, the Fund plans to announce these changes, if any, by: (i) issuing a press release at www.jhinvestments.com and encourage you to check this website before the meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission. We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

The purpose of the meeting is to consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of your Fund into the Acquiring Fund (the “Reorganization”). This Proxy/Prospectus will be delivered to your Fund’s shareholders on or about [August], [ ] 2021.

The Proxy/Prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire Proxy/Prospectus carefully, including Exhibit A (which contains a form of the Agreement), the enclosed summary prospectus, and the annual and semiannual shareholder reports (available upon request) of the Fund, because they contain details that are not in the summary comparisons. Shareholders of the Acquired Fund may redeem their shares at any time prior to the Reorganization.

Who is Eligible to Vote?

Shareholders of record of the Acquired Fund on August 12, 2021, are entitled to attend and vote at the meeting or any adjourned meeting. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign and timely submit a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If your proxy is not received on a timely basis, it will not be counted. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL — REORGANIZATION OF John Hancock Mid Cap Stock Fund

Approval of Agreement and Plan of Reorganization between John Hancock Mid Cap Stock Fund and John Hancock Mid Cap Growth Fund

Under this Agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares in the Acquiring Fund, as described in the Agreement. These shares would be distributed proportionately to the shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the liabilities of the Acquired Fund. The Board unanimously recommends that shareholders vote FOR this proposal. If shareholders do not approve the Reorganization, the Board will take such action as it deems to be in the best interests of the Acquired Fund, which may include continuing to operate the Acquired Fund as a stand-alone fund, liquidating the Acquired Fund or such other options the Board may consider.

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SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Comparison of Funds’ Investment Objectives, Strategies, and Policies

John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)
Approximate Net Assets of Each Fund (as of June 30, 2021)
$2,169 million	$0 million
Investment Advisor
John Hancock Investment Management LLC
Investment Subadvisor
Wellington Management Company, LLP
Portfolio Managers

Mario E. Abularach, CFA, CMT

• Senior Managing Director, Partner and Equity Research Analyst

• Managed the Acquired Fund since 2005

• Joined Wellington in 2001

Stephen Mortimer

• Senior Managing Director, Partner and Equity Portfolio Manager

• Managed the Acquired Fund since 2009

• Joined Wellington in 2001

Mario E. Abularach, CFA, CMT

• Senior Managing Director, Partner and Equity Research Analyst

• Managed the Acquiring Fund since inception

• Joined Wellington in 2001

Stephen Mortimer

• Senior Managing Director, Partner and Equity Portfolio Manager

• Managed the Acquiring Fund since inception

• Joined Wellington in 2001

Investment Objective
Each Fund seeks long-term growth and capital appreciation.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($3.13 billion to $60.8 billion as of June 30, 2021) or the S&P Mid Cap 400 Index ($1.35 billion to $17.5 billion as of June 30, 2021).

The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($3.13 billion to $60.8 billion as of June 30, 2021) or the S&P Mid Cap 400 Index ($1.35 billion to $17.5 billion as of June 30, 2021).

The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company

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John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)

such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may focus its investments in a particular sector or sectors of the economy.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses

Changes to Principal Investment Strategies
The Board can change each Fund’s investment objective and strategies without shareholder approval. Each Fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.
Temporary Defensive Investing

Each Fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.

To the extent that a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between the Funds.

Investment Objectives and Principal Investment Strategies

As shown in the table above, the Funds have identical investment objectives: to seek long-term growth and capital appreciation. In addition, both Funds invest at least 80% of their net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

The only difference in the Funds’ stated principal investment strategies is that, whereas the Acquired Fund may focus its investments in a particular sector or sectors of the economy, the Acquiring Fund does not focus its investments in a particular sector or sectors of the economy. The Acquired Fund and Acquiring Fund each consider medium-sized companies to be those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($1.06 billion to $74.2 billion as of May 28, 2021) or the S&P Mid Cap 400 Index ($1.2 billion to $16.05 billion as of May 28, 2021). The Reorganization is not expected to result in any change to the investment objective or principal investment policies of the Acquiring Fund, or any substantial change in investment strategy or portfolio composition.

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Please refer to the Funds’ current prospectuses, as may be supplemented, for additional details regarding the Funds’ respective principal investment strategies.

Prior to the Reorganization, the Acquired Fund does not anticipate repositioning any of its investments in preparation for the Reorganization, other than in the normal course of fund management. Accordingly, any brokerage commissions on the Acquired Fund’s sale of portfolio securities are expected to be negligible (0.00%, or less than $0.01 per share), and the resulting capital gains are expected to be negligible ($0.00 or $0.01 per share) No sales of the Acquiring Fund’s portfolio securities are anticipated after the Reorganization. Each Fund’s recent portfolio holdings are available on the Funds’ website, jhinvestments.com, as detailed in the Fund’s current prospectus, as may be supplemented.

Comparison of Investment Restrictions

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund has adopted investment policies that can be changed only with shareholder approval. These policies are referred to as “fundamental investment restrictions.” Each Fund has identical fundamental investment restrictions, which relate to borrowing, lending, underwriting, concentration, issuing senior securities, and investing in commodities and real estate.

In addition, each Fund has also adopted investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone. The Funds’ non-fundamental investment restrictions are the same.

COMPARISON OF FUND CLASSES

The Acquired Fund currently offers Class NAV and Class 1 shares, and the Acquiring Fund currently offers Class NAV, Class R6, Class A, Class C and Class I shares. The Acquiring Fund’s Class A, Class C and Class I shares are not involved in the Reorganization.

Class NAV shares of the Acquired and Acquiring Funds

• Class NAV shares are offered with no front-end sales charge and are not subject to a CDSC.

• Class NAV shares are not subject to Rule 12b-1 fees.

• There are no minimum initial or subsequent investment requirements for Class NAV shares.

• Class NAV shares are sold to certain affiliated funds, retirement accounts and plans, as set forth in the Funds’ prospectuses.

Class 1 shares of the Acquired Fund (to be exchanged for Class R6 or Class NAV shares of the Acquiring Fund, depending on eligibility)

• Class 1 shares are offered with no front-end sales charge and are not subject to a CDSC.

• Class 1 shares are subject to distribution and service (Rule 12b-1) fees equal to an annual rate of 0.05% of the average daily net assets attributable to the Fund’s Class 1 shares.

• There are no minimum initial or subsequent investment requirements for Class 1 shares.

• Class 1 shares are sold only to certain exempt separate accounts and certain life insurance companies to fund annuity contracts, as set forth in the Fund’s prospectus.

Class R6 shares of the Acquiring Fund

• Class R6 shares are offered without a front-end sales charge and are not subject to a CDSC.

• Class R6 shares are not subject to Rule 12b-1 fees.

• The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned.

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• Class R6 shares are offered only to certain types of investors listed in the Funds’ prospectuses. Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.

Net Asset Value. All purchases, exchanges, and sales are made at a price based on the next NAV per share (“NAV”) of the class of a Fund to be calculated after your request is received in good order. Each Fund’s NAV is normally determined once daily as of the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time, on each business day that the NYSE is open).

Redemptions and Exchanges. Class NAV, Class 1 and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291. The Funds have the same exchange features.

Commencement Dates. Class NAV and Class 1 shares of the Acquired Fund were first offered on October 17, 2005 Class NAV and Class R6 shares of the Acquiring Fund are expected to be offered on or about October 18, 2021.

COMPARISON OF INVESTMENT RISKS

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. The Funds’ principal risks are substantially the same with no material differences. The following discussion describes the Funds’ principal risks.

Principal Risks Applicable to Both Funds (listed in alphabetical order)

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

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Principal Risks Applicable only to the Acquired Fund (listed in alphabetical order)

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Principal Risks Applicable only to the Acquiring Fund (listed in alphabetical order)

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

COMPARISON OF EXPENSES

The hypothetical pro forma expense ratios of Class NAV shares of the Acquiring Fund received in the Reorganization are expected to be slightly higher (0.88%) than the Class NAV shares of the Acquired Fund (0.87%) before expense waivers. The hypothetical pro forma expense ratios of Class R6 shares of the Acquiring Fund received in the Reorganization are expected to be lower (0.89%) than the Class 1 shares of the Acquired Fund (0.92%) before expense waivers. The hypothetical pro forma net expense ratios of the Acquiring Fund shares received in the Reorganization are expected to be lower than those of the corresponding share class of the Acquired Fund. Specifically, the pro forma net expense ratios of the Acquiring Fund’s Class NAV and Class R6 shares are expected to be 0.80% and 0.81%, respectively, whereas the net expense ratios of the Acquired Fund’s Class NAV and Class 1 shares as of February 28, 2021 were 0.86% and 0.91%, respectively. In addition, the proposed advisory fee schedule for the Acquiring Fund is lower than the advisory fee schedule for the Acquired Fund when assets are above $3.2 billion, providing for potential economies of scale. After the expiration of the current expense waivers, if the expense waivers are not continued past their expiration date, the expenses borne by shareholders of the Acquiring Fund would increase.

The Funds’ expenses

Shareholders of all mutual funds pay various expenses, either directly or indirectly. “Shareholder Fees” are charged directly to your account. “Annual Fund Operating Expenses” are paid from a Fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less than current expenses. The Class NAV, Class 1 and Class R6 shares of the Funds involved in the Reorganization are not subject to any shareholder fees.

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The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective Fund and are based on: (a) expenses paid by Class NAV and Class 1 shares of the Acquired Fund for the twelve-month period ended February 28, 2021, the end of the Acquired Fund’s most recently completed semi-annual period; (b) estimated expenses expected to be paid by Class NAV and Class R6 shares of the Acquiring Fund during its first fiscal year; and (c) the pro forma expenses of the Class NAV and Class R6 shares of the Acquiring Fund to be received in the Reorganization as of February 28, 2021 (showing the effect of the Reorganization had it occurred on March 1, 2020, the beginning of the twelve month period ended February 28, 2021). The Fund’s expenses after the Reorganization may be greater or less than those shown. After the expiration of the current expense waivers, if the expense waivers are not continued past their expiration date, the expenses borne by shareholders of the Acquiring Fund would increase.

The following table illustrates the anticipated changes in operating expenses expected as a result of the Reorganization.

Acquired Fund Class NAV — Acquiring Fund Class NAV

Shareholder fees (%)
(fees paid directly from your investment)

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class NAV	Class NAV	Class NAV
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Small account fee (for fund account balances under $1,000) ($)	None	None	None

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class NAV	Class NAV	Class NAV
Management fee	0.83%	0.83%	0.83%
Distribution and service (Rule 12b-1) fees	0.00%	0.00%	0.00%
Other expenses	0.04%	0.05%[1]	0.05%[1]
Total annual fund operating expenses	0.87%	0.88%	0.88%
Contractual expense reimbursement[2]	-0.01%	-0.08%	-0.08%
Total annual fund operating expenses after expense reimbursements	0.86%	0.80%	0.80%

1 “Other expenses” have been estimated for the Acquiring Fund’s first year of operations.

2 The Advisor contractually agrees to reduce its management fee for the Acquiring Fund (after giving effect to asset breakpoints) by an annual rate of 0.07% of the Acquiring Fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Acquiring Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the Acquired Fund, Acquiring Fund and the combined fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the Acquired Fund’s reimbursement amounted to 0.01% of the Acquired Fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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Acquired Fund Class 1 — Acquiring Fund Class R6

Shareholder fees (%)
(fees paid directly from your investment)

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class 1	Class R6	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Small account fee (for fund account balances under $1,000) ($)	None	None	None

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class 1	Class R6	Class R6
Management fee	0.83%	0.83%	0.83%
Distribution and service (Rule 12b-1) fees	0.05%	0.00%	0.00%
Other expenses	0.04%	0.06%[1]	0.06%[1]
Total annual fund operating expenses	0.92%	0.89%	0.89%
Contractual expense reimbursement[2]	-0.01%	-0.08%	-0.08%
Total annual fund operating expenses after expense reimbursements	0.91%	0.81%	0.81%

1 “Other expenses” have been estimated for the Acquiring Fund’s first year of operations.

2 The Advisor contractually agrees to reduce its management fee for the Acquiring Fund (after giving effect to asset breakpoints) by an annual rate of 0.07% of the Acquiring Fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Acquiring Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the Acquired Fund, Acquiring Fund and the combined fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the Acquired Fund’s reimbursement amounted to 0.01% of the Acquired Fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the Funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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Acquired Fund Class 1 — Acquiring Fund Class NAV

Shareholder fees (%)
(fees paid directly from your investment)

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class 1	Class NAV	Class NAV
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Small account fee (for fund account balances under $1,000) ($)	None	None	None

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class 1	Class NAV	Class NAV
Management fee	0.83%	0.83%	0.83%
Distribution and service (Rule 12b-1) fees	0.05%	0.00%	0.00%
Other expenses	0.04%	0.05%[1]	0.05%[1]
Total annual fund operating expenses	0.92%	0.88%	0.88%
Contractual expense reimbursement[2]	-0.01%	-0.08%	-0.08%
Total annual fund operating expenses after expense reimbursements	0.91%	0.80%	0.80%

1 “Other expenses” have been estimated for the Acquiring Fund’s first year of operations.

2 The Advisor contractually agrees to reduce its management fee for the Acquiring Fund (after giving effect to asset breakpoints) by an annual rate of 0.07% of the Acquiring Fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Acquiring Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the Acquired Fund, Acquiring Fund and the combined fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the Acquired Fund’s reimbursement amounted to 0.01% of the Acquired Fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your Fund and the Acquiring Fund, based on: (a) expenses paid by Class NAV and Class 1 shares of the Acquired Fund for the twelve-month period ended February 28, 2021, the end of the Acquired Fund’s fiscal period; (b) estimated expenses expected to be paid by Class NAV and Class R6 shares of the Acquiring Fund during its first fiscal year; and (c) the pro forma expenses of the Class NAV and Class R6 shares of the Acquiring Fund to be received in the Reorganization as of February 28, 2021 (showing the effect of the Reorganization had it occurred on March 1, 2020, the beginning of the twelve month period ended February 28, 2021).

The examples assume that you redeem all of your shares at the end of those periods, except as shown below. Each example assumes that you reinvested all distributions and that the average annual return was 5.00%. The examples reflect the contractual expense waiver only for the duration of the waivers reflected in the Annual Fund Operating Expenses tables above. The examples are for comparison purposes only and are not a representation of your Fund’s or the Acquiring Fund’s actual expenses or returns, either past or future.

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	NAV	NAV	NAV
Year 1	$88	$82	$82
Year 3	$277	$273	$273
Year 5	$481	$480	$480
Year 10	$1,072	$1,077	$1,077

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	1	R6	R6
Year 1	$93	$83	$83
Year 3	$292	$276	$276
Year 5	$508	$485	$485
Year 10	$1,130	$1,089	$1,089

	John Hancock Mid Cap Stock Fund (Acquired Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund)	John Hancock Mid Cap Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	1	NAV	NAV
Year 1	$93	$82	$82
Year 3	$292	$273	$273
Year 5	$508	$480	$480
Year 10	$1,130	$1,077	$1,077
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PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance.

During the period ended February 28, 2021, the Acquired Fund’s portfolio turnover rate was 54% of the average value of its portfolio. The Acquiring Fund has not completed its first fiscal year as of the date of this Proxy/Prospectus and therefore there is no portfolio turnover to report.

COMPARISON OF ADVISORY ARRANGEMENTS

The Acquiring Fund is lower than the advisory fee schedule for the Acquired Fund when assets are above $3.2 billion, providing for potential economies of scale, as set forth below. As noted in the table under “Investment Subadvisor,” JHIM serves as the investment advisor for each Fund and Wellington serves as each Fund’s subadvisor.

Aggregate net assets refers to the assets of the applicable Fund together with the assets of any other applicable fund identified in the advisory agreement.

John Hancock Mid Cap Stock Fund (Acquired Fund)

Annual Percentage Rate	Advisory Fee Breakpoint
0.875%	first $200 million;
0.850%	next $300 million;
0.825%	excess over $500 million.

John Hancock Mid Cap Growth Fund (Acquiring Fund)

Annual Percentage Rate	Advisory Fee Breakpoint
0.875%	— first $200 million;
0.850%	— next $300 million;
0.825%	— next $2.7 billion;
0.800%	— next $500 million;
0.775%	— next $500 million;
0.755%	— excess over $4.2 billion.

During the fiscal period ended February 28, 2021, the Acquired Fund paid an effective annual advisory fee of 0.82% (including any waivers and/or reimbursements). The Acquiring Fund has no operational history and therefore no effective annual advisory fee to report.

JHIM, and not either of the Funds, pays subadvisory fees to Wellington, each Fund’s subadvisor.

Comparison of Fund Performance

The Acquired Fund is expected to be the accounting and performance survivor following the Reorganization. The past performance record of the Acquired Fund, including calendar year total returns and average annual total returns through December 31, 2020, are set forth under “Funds’ Past Performance” beginning on page 17 of this Proxy/Prospectus.

PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:

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•	The Reorganization is scheduled to occur after the close of regularly scheduled trading on the NYSE, on October 15, 2021 (the “Closing Date”), but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both Funds will be computed as of 4:00 P.M., Eastern Time, on the Closing Date.
•	The Acquiring Fund will issue Class NAV shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class NAV shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class NAV shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class NAV shareholders of the Acquired Fund will become Class NAV shareholders of the Acquiring Fund.
•	The Acquiring Fund will issue Class R6 or Class NAV shares, depending on eligibility, to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class 1 shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class 1 shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class 1 shareholders of the Acquired Fund will become Class R6 or Class NAV shareholders of the Acquiring Fund. Class 1 shares held through John Hancock Retirement Plan Services will receive Class R6 shares of the Acquiring Fund, which is the least expensive share class available to such shareholders. Class 1 shares held by John Hancock’s employee 401k plan will receive Class NAV shares of the Acquiring Fund, which is the least expensive share class available to such shareholders.
•	After the shares are issued, the existence of the Acquired Fund will be terminated.

Reasons for the Reorganization

The Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund by allowing shareholders of the Acquired Fund to pursue an identical investment objective in a fund organized under the Acquiring Trust, which provides exposure to retail investment opportunities and potential economies of scale through increased retail shareholder distribution opportunities. As fixed costs are spread across the potentially larger asset base of a combined fund with a greater potential for asset growth, overall gross shareholder expenses may be reduced in the future. The Acquiring Fund has identical investment objectives to those of the Acquired Fund and principal investment strategies and risks that are substantially identical to those of the Acquired Fund. Both the Acquired Fund and the Acquiring Fund invest primarily in equity securities of medium-sized companies with significant capital appreciation potential. The combined fund’s portfolio will be substantially similar to the Acquiring Fund’s current portfolio.

The Funds’ Trustees review each of the various funds in the John Hancock Funds complex on an ongoing basis as part of their fiduciary responsibilities. After review and analysis, the Advisor recommended, and the Board concluded, that the Acquiring Fund would offer investors the same equity-investment style as that of the Acquired Fund, with lower gross and net expenses and the potential for lower future expenses, and the potential for greater economies of scale in the Acquiring Trust. As a result, the Board believes that the proposed Reorganization is in the best interests of the Acquired Fund and its shareholders.

The hypothetical pro forma expense ratios of Class NAV shares of the Acquiring Fund received in the Reorganization are expected to be slightly higher (0.88%) than the Class NAV shares of the Acquired Fund (0.87%) before expense waivers. The hypothetical pro forma expense ratios of Class R6 shares of the Acquiring Fund received in the Reorganization are expected to be lower (0.89%) than the Class 1 shares of the Acquired Fund (0.92%) before expense waivers. The hypothetical pro forma net expense ratios of the Acquiring Fund shares received in the Reorganization are expected to be lower than those of the corresponding share class of the Acquired Fund. Specifically, the pro forma net expense ratios of the Acquiring Fund’s Class NAV and Class R6 shares are expected to be 0.80% and 0.81%, respectively, whereas the net expense ratios of the Acquired Fund’s Class NAV and Class 1 shares as of February 28, 2021 were 0.86% and 0.91%, respectively. In addition, the proposed advisory fee schedule for the Acquiring Fund is lower than the advisory fee schedule for the Acquired Fund when assets are above $3.2 billion, providing for potential economies of scale. After the expiration of the current expense waivers, if the expense waivers are not continued past their expiration date, the expenses borne by shareholders of the Acquiring Fund would increase.

15

If shareholders do not approve the Reorganization, the Board will take such action as it deems to be in the best interests of the Acquired Fund, which may include continuing to operate the Acquired Fund as a stand-alone fund, liquidating the Acquired Fund or such other options the Board may consider.

Board Consideration of the Reorganization

The Board, including the Trustees of Acquired Fund Trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or of JHIM (“Independent Trustees”), considered the Reorganization at its meeting held on June 24, 2021, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Advisor. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the June 24, 2021 meeting to recommend approval of the Reorganization, the Board concluded that the participation of the Acquired Fund in the Reorganization is in the best interests of the Acquired Fund, as well as in the best interests of the Acquired Fund’s shareholders, and that the interests of existing Acquired Fund shareholders will not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Board considered, with respect to the Reorganization, the following factors, among others:

(1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds;

(2) the historical performance of the Acquired Fund and that it will be assumed as the performance of the Acquiring Fund;

(3) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds;

(4) the expense ratios, both before and after any current expense waivers, and available information regarding the fees and expenses of the Acquired and Acquiring Funds;

(5) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisor of the Acquiring Fund;

(6) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;

(7) that the direct costs of the Reorganization will be borne by the Advisor;

(8) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization;

(9) the tax consequences of the Reorganization, including considering the tax consequences generally to the Acquired and Acquiring Funds’ respective shareholders; and

(10) possible alternatives to the Reorganization, including the liquidation of the Acquired Fund or possible mergers with other funds.

With respect to historical performance, the Board conducted a detailed performance and risk review of the Acquired Fund and reviewed information as of December 31, 2020, including the Acquiring Fund’s performance for the quarter ended March 31, 2021. The Board noted that the Acquiring Fund had not yet commenced operations and therefore had no performance history, but that performance would have been substantially similar given the Funds’ substantially identical investment objectives, strategies and policies. The Acquired Fund is expected to be the accounting and performance survivor following the Reorganization.

Average Annual Total Returns for Periods ended December 31, 2020

John Hancock Mid Cap Stock Fund, Class NAV

	1 Year	5 Year	10 Year
John Hancock Mid Cap Stock Fund	64.79%	23.33%	16.92%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.59%	18.66%	15.04%
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1st Quarter Total Return. The total return for Class NAV shares for the three months ended March 31, 2021, was 3.19%.

Average Annual Total Returns for Periods ended December 31, 2020

John Hancock Mid Cap Stock Fund, Class 1

	1 Year	5 Year	10 Year
John Hancock Mid Cap Stock Fund	64.62%	23.25%	16.87%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.59%	18.66%	15.04%

1st Quarter Total Return. The total return for Class 1 shares for the three months ended March 31, 2021, was 3.17%.

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to the Funds, in connection with its decision to recommend approval of the Reorganization on behalf of the Acquired Fund.

First, a combined fund potentially offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue an identical investment objective in a potentially larger fund through increased retail shareholder distribution opportunities with substantially identical principal investment strategies. The potential for a greater asset size of the combined fund may allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base in the future.

Third, on a pro forma basis, while the operating expense ratio of Class NAV shares of the Acquiring Fund to be received in the Reorganization is expected to be slightly higher than the operating expense ratio for the Class NAV of the Acquired Fund before expense waivers, the operating expense ratio of Class NAV shares of the Acquiring Fund is expected to be lower than the operating expense ratios of Class NAV and Class 1 shares of the Acquired Fund after expense waivers. The operating expense ratio of Class R6 shares of the Acquiring Fund to be received in the Reorganization is expected to be lower than the operating expense ratio for Class 1 shares of the Acquired Fund, both before and after expense waivers. In addition, the proposed advisory fee schedule for the Acquiring Fund is lower than the advisory fee schedule for the Acquired Fund when assets are above $3.2 billion, providing for potential economies of scale. Over the longer term, the greater asset size of the combined fund may allow it, relative to the Acquired Fund currently, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Fourth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides the same advisory services to each Fund. Wellington is currently the subadvisor to the Acquired Fund and is proposed to serve as the subadvisor to the Acquiring Fund and, following the Reorganization, is expected to continue to provide investment advisory services and personnel to the combined fund of at least the same quality as the services it currently provides to the Acquired Fund. The same individuals that currently serve as the portfolio managers of the Acquired Fund are proposed to serve as the portfolio managers for the Acquiring Fund and are expected to continue to act as the portfolio managers of the combined fund after the Reorganization.

FUNDS’ PAST PERFORMANCE

Set forth below is past performance information for the Acquired Fund, which may help provide an indication of the Acquired Fund’s investment risk. Because the Acquiring Fund is in its first year of operation, historical performance information for the Acquiring Fund is not available. Upon the consummation of the reorganization, the Acquiring Fund will assume the historical performance information of the Acquired Fund, as the accounting and tax survivor of the reorganization.

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The bar chart under “Calendar year total returns” shows how total returns have varied from year to year for the Acquired Fund’s Class NAV shares for a full calendar year. The table under “Average annual total returns” shows average annual total returns over time for the Acquired Fund’s Class NAV shares, compared with a broad-based securities market index, both before and after taxes. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Returns for Class NAV shares of the Funds would have been substantially similar to returns of Class 1 and Class R6 shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class NAV shares for the periods shown, performance would have been lower.

Calendar year total returns for Class NAV Shares through December 31, 2020 (64.79%)

John Hancock Mid Cap Stock Fund

(Acquired Fund)

Year-to-date total return: The Acquired Fund’s total return for the six months ended June 30, 2021, was 7.91%.

Best quarter: 42.06% (Quarter ended 2020-Q2)

Worst quarter: -20.90% (Quarter ended 2011-Q3)

Average annual total returns for periods ended December 31, 2020 (%)

John Hancock Mid Cap Stock Fund (Acquired Fund)

	One year	Five year	Ten year
Class NAV (before tax)	64.79%	23.33%	16.92%
after tax on distributions	53.11%	18.93%	13.49%
after tax on distributions, with sale	41.60%	17.46%	12.76%
Class 1	64.62%	23.25%	16.87%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.59%	18.66%	15.04%

FURTHER INFORMATION ON THE REORGANIZATION

Tax Consequences of the Reorganization

The Reorganization is not intended to result in the recognition of income, gain, or loss for U.S. federal income tax purposes by the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund or the Acquiring Fund. In addition, the Reorganization will not take place unless the Acquired Fund and Acquiring Fund receive a satisfactory opinion from K&L Gates LLP (“K&L Gates”) substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

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As a result, it is anticipated that, with respect to the Reorganization, for U.S. federal income tax purposes:

•	Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of substantially all liabilities of the Acquired Fund, or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (i) “section 1256 contracts” as defined in Section 1256(b) of the Code or (ii) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (i) as a result of the closing of the tax year of the Acquired Fund, (ii) upon the termination of a position, or (iii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;
•	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund’s shares to the Acquired Fund and the assumption of substantially all of the Acquired Fund’s liabilities by the Acquiring Fund;
•	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer, adjusted for any gain or loss required to be recognized as described above;
•	Under Section 1223(2) of the Code, the tax holding period of the assets of the Acquired Fund, other than certain assets with respect to which gain or loss is required to be recognized as described above, in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;
•	Under Section 354 of the Code, you will not recognize gain or loss upon the exchange of your Acquired Fund shares solely for Acquiring Fund shares as part of the Reorganization;
•	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares you receive in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares you surrender in exchange therefore;
•	Under Section 1223(1) of the Code, the tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the Acquired Fund shares you surrender in the exchange, provided that you hold the Acquired Fund shares as capital assets on the date of the exchange; and
•	For purposes of section 381, the Acquiring Fund will be treated just as the Acquired Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Acquired Fund's taxable year, the Acquired Fund's tax attributes enumerated in section 381(c) will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Acquired Fund's last taxable year that began before the Reorganization will be included in the Acquiring Fund's first taxable year after the Reorganization.

In rendering its opinion, K&L Gates will rely upon, among other considerations, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, you would recognize a taxable gain or loss equal to the difference between your tax basis in your Acquired Fund shares and the fair market value of the Acquiring Fund shares you received.

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Prior to the Closing Date, the Acquired Fund may declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the Closing Date. These distributions will be taxable to shareholders.

Prior to the Reorganization, the Acquired Fund does not anticipate repositioning any of its investments in preparation for the Reorganization, other than in the normal course of fund management. Accordingly, any brokerage commissions on the Acquired Fund’s sale of portfolio securities are expected to be negligible (0.00%, or less than $0.01 per share), and the resulting capital gains are expected to be negligible ($0.00 or $0.01per share). No sales of the Acquired Fund’s portfolio securities are anticipated after the Reorganization.

As of June 30, 2021, the Acquired Fund had net unrealized appreciation equal to approximately 29.23% of its net assets. As of its fiscal year end on August 31, 2020, the Acquired Fund had $0.00 of capital loss carryforwards (both short-term and long-term) and the Acquiring Fund had no capital loss carryforwards since it was not yet in operation.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this Proxy/Prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, Section 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund, and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, Section 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s amended and restated declaration of trust and the amended and restated by-laws. The obligations of the Acquired Fund and the Acquiring Fund are also subject to the receipt of an opinion of K&L Gates as to the U.S. federal income tax consequences of the Reorganization (see Agreement, Sections 8(e) and (f) and 9(e) and (f)).

Termination of Agreement. The Board may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if the Board believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. The costs that are expected to be incurred in connection with the Reorganization will be borne by the Advisor. These costs are estimated to be approximately $148,700 and are comprised of audit and legal expenses.

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Notwithstanding the foregoing, the Acquired Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchase or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of the Acquiring Fund issued in connection with the Reorganization, except as otherwise provided in section 5 of the Agreement. Prior to the Reorganization, the Acquired Fund does not anticipate repositioning any of its investments in preparation for the Reorganization, other than in the normal course of fund management. Accordingly, any brokerage commissions on the Acquired Fund’s sale of portfolio securities are expected to be negligible (0.00%, or less than $0.01 per share), and the resulting capital gains are expected to be negligible ($0.00 or $0.01 per share). No sales of the Acquiring Fund’s portfolio securities are anticipated after the Reorganization. The Acquired Fund will benefit from potential economies of scale that may lead to lower per-share fund expenses in the future. Therefore, the Acquired Fund is expected to be the primary beneficiary in the Reorganization. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

CAPITALIZATION

The following table sets forth the capitalization of the Acquired Fund and the Acquiring Fund as of February 28, 2021, and the pro forma combined capitalization of the Acquiring Fund as if the proposed Reorganization had occurred a year earlier, on March 1, 2020. Because the Acquiring Fund had not commenced operations as of February 28, 2021, there is no capitalization to report as of that date.

It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the Closing Date. The table below should not be relied upon to determine the amount of the Acquiring Fund shares that will actually be received and distributed.

Funds	Net assets ($)	Share class	NAV ($)	Shares outstanding
John Hancock Mid Cap Stock Fund (Acquired Fund)[1]	$1,395,144,170	NAV	$27.49	50,750,413
	$663,515,471	1	$26.97	24,603,018
No change in net assets and net asset values per share. There will be an increase of Fund outstanding shares in NAV Class and reduction of Fund outstanding shares in Class 1 upon the Reorganization.	$0	NAV	$0	1,689,563
	$0	1	$0	(1,723,174)
John Hancock Mid Cap Growth Fund (Acquiring Fund) (pro forma assuming Reorganization)	$1,441,590,253	NAV	$27.49	52,439,976
	$617,069,388	R6	$26.97	22,879,844

If the Reorganization had taken place on March 1, 2020, in accordance with the Agreement, approximately 52,439,976 Acquiring Fund Class NAV shares would have been issued to holders of the Acquired Fund Class NAV shares and Class 1 shares in exchange for each Class NAV share and Class 1 share held, as applicable; and approximately 22,879,844 Acquiring Fund Class R6 shares would have been issued to holders of the Acquired Fund Class 1 shares in exchange for each Class 1 share held, as applicable.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

The following table shows where in each Fund’s prospectus you can find additional information about the Fund. The headings are the same in each Fund’s prospectus.

Type of Information	Headings in the Prospectus
Investment objective and policies	• Fund Summary: Investment Objective; Principal Investment Strategies; Principal Risks • Principal Investment Strategies; Principal Risks of Investing
Portfolio management	• Fund Summary: Portfolio Management • Fund Details: Investment Advisor; Subadvisor
Expenses	• Fund Summary: Fees and Expenses • Fund Details: Additional information about fund expenses
Custodian	• Fund Details: Custodian
Shares of beneficial interest	• Your Account: Choosing an Eligible Share Class
Purchase of shares, Redemption or sale of shares	• Your Account: Buying Shares; Selling Shares; Transaction Policies; Additional Investor Services
Dividends, distributions, and taxes	• Your Account: Dividends and Account Policies

BOARD RECOMMENDATION

For the reasons described above, the Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquired Fund and the Acquiring Fund. The Board also determined that the Reorganization is in the best interest of the Acquired Fund and that the interests of the Acquired Fund’s shareholders would not be diluted as a result of the Reorganization.

The Trustees recommend that shareholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization for your Fund.

If shareholders do not approve the Reorganization, the Board will take such action as it deems to be in the best interests of the Acquired Fund, which may include continuing to operate the Acquired Fund as a stand-alone fund, liquidating the Acquired Fund or such other options the Board may consider.

CONFLICTS OF INTEREST

Although the expected management fee rate of the Acquiring Fund after the Reorganization will be lower than the management fee rate currently paid by shareholders of the Acquired Fund when assets are above $3.2 billion, JHIM is nonetheless expected to benefit from the Reorganization due to reduced administrative complexity and the potential for increased assets under management, as the combined fund will offer investors potential long-term economies of scale with a greater potential for asset growth and a simplified, potentially more attractive product offering. In addition, JHIM may benefit from the Reorganization because of a decrease in the waiver of its management fee or payments to the Acquiring Fund under its current waiver agreements.

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VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or
(2)	more than 50% of the outstanding voting securities of the Acquired Fund.
Shares	Quorum	Voting
In general	All shares present or by proxy are counted towards a quorum.	Shares present at the meeting will be voted at the meeting. Shares present by proxy will be voted in accordance with the voting shareholders’ instructions.
Proxy with no voting instruction (other than Broker non-vote)	Considered present at the meeting.	Voted “for” a proposal.
Broker non-vote	Considered present at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered present at the meeting.	Not voted. Same effect as a vote “against.”

If your proxy is not received on a timely basis, it will not be counted. If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Board will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the proposal.

Comparative Shareholder Rights

The Acquired Trust and Acquiring Trust are each organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts, and each is an open-end management investment company registered under the 1940 Act. The Acquired Trust and Acquiring Trust, as affiliated trusts within the same family of funds and organized under the same governing law, have substantially similar organizational documents that confer identical rights to shareholders in all material respects. Accordingly, there are no material differences between the rights of shareholders of the Acquired Trust and the rights of shareholders of the Acquiring Trust, and such is expected to continue following the reorganization.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, or in person by the trustees, officers, and employees of your Fund; by personnel of your Fund’s investment advisor, JHIM, and its transfer agent, John Hancock Signature Services, Inc. (“Signature Services”); or by broker-dealer firms.

Revoking Proxies

The Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

•	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909;
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•	By returning a duly executed proxy with a later date before the time of the meeting; or
•	If a shareholder has executed a proxy but is present at the meeting and wishes to vote at the meeting, by notifying the secretary of your Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of August 12, 2021 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares Outstanding
Class NAV	[ ]
Class 1	[ ]
Total	[ ]

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present at the meeting or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.

Telephone Voting

In addition to soliciting proxies by mail, by e-mail, or at the meeting, your Fund also may arrange to have votes recorded by telephone by officers and employees of your Fund or by personnel of JHIM or Signature Services, or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions, and to confirm that the voting instructions have been properly recorded.

•	A shareholder will be called on a recorded line at the telephone number in the Fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.
•	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.
•	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.
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•	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.
•	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You may also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote at the meeting if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the control number that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.

To vote via the Internet:

•	Read the Proxy/Prospectus and have your proxy card(s) at hand.
•	Go to the website on the proxy card(s).
•	Enter the control number found on your proxy card(s).
•	Follow the instructions on the website. Please call us at 800-225-5291 if you have any problems.
•	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by email, if chosen.

Shareholders’ Proposals

The management team of your Fund is not required and does not intend to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of your Fund must submit the proposal in writing, so that it is received by the management team of your Fund at 200 Berkeley Street, Boston, Massachusetts 02116, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

[To the best knowledge of each Fund, as of August 12, 2021, the Trustees and officers of the Trust, each in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of shares of their respective Funds.]

To the knowledge of the management team of each Fund, as of August 12, 2021, the following principal shareholders owned of record or beneficially 5% or more of the outstanding classes of shares of the Acquired Fund. A shareholder who owns beneficially more than 25% of any class of a Fund is deemed to be a control person. Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of the Acquired Fund can control the Acquired Fund and determine the outcome of a shareholder meeting.

Class	Name and Address	Percentage	Ownership
John Hancock Mid Cap Stock Fund
NAV		[ ]%	[ ]
1		[ ]%	[ ]
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EXPERTS

The financial highlights and financial statements of the Acquired Fund, included in the Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2020 (File No. 811-21779), have been audited by PricewaterhouseCoopers LLP (“PwC”). These financial highlights and financial statements, in addition to the unaudited financial highlights and financial statements of each Fund, included in the Fund’s Semi-Annual Report to Shareholders for the six months ended February 28, 2021 (File No. 811-21779), have been incorporated by reference into the Proxy/Prospectus and SAI insofar as they relate to the Acquired Fund.

The Acquiring Fund has not yet completed a fiscal period and therefore has no reports to shareholders to reference.

The Acquired Fund will furnish, without charge, a copy of its most recent Annual and Semiannual Report to any shareholder upon request.

The Annual Report of the Acquired Fund for the fiscal year ended August 31, 2020 was filed with the SEC on October 30, 2020. The unaudited Semiannual Report of the Acquired Fund and the Acquiring Fund for the six months ended February 28, 2021 was filed on April 29, 2021.

The audited annual financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

AVAILABLE INFORMATION

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy materials and other information with the SEC. Such materials are available on the SEC’s EDGAR Database on its website at sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov.

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EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [____], 2021, by and between John Hancock Funds II, a Massachusetts business trust (the “JHF II Trust”), on behalf of its series, John Hancock Mid Cap Stock Fund (the “Acquired Fund”), and John Hancock Investment Trust, a Massachusetts business trust (the “JHI Trust”), on behalf of its series, John Hancock Mid Cap Growth Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds” or individually, each, a “Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to its [Class 1 and Class NAV shares] in exchange for the Acquiring Fund’s [Class R6 shares and Class NAV shares, as applicable] (the “Merger Shares”), and the assumption by the Acquiring Fund of all known liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. Class NAV shares of the Acquired Fund will be exchanged for Class NAV shares of the Acquiring Fund. Class 1 shares held through John Hancock Retirement Plan Services will receive Class R6 shares of the Acquiring Fund, and Class 1 shares held by John Hancock’s employee 401k plan will receive Class NAV shares of the Acquiring Fund.

Each of the JHF II Trust and the JHI Trust is duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the JHF II Trust and the JHI Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHF II Trust or the JHI Trust, as the case may be. Each of the JHF II Trust and the JHI Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. The Acquired Fund and the Acquiring Fund are separate series of the JHF II Trust and the JHI Trust, respectively, duly established and designated in accordance with the applicable provisions of the JHF II Trust’s Amended and Restated Declaration of Trust dated January 22, 2016, as may be amended with respect to the Acquired Fund (the “JHF II Declaration”), and the JHI Trust’s Amended and Restated Declaration of Trust dated January 22, 2016, as may be amended (the “JHI Declaration”), respectively, and the 1940 Act.

The JHF II Trust’s Board of Trustees and the JHI Trust’s Board of Trustees: (i) have adopted and approved this Agreement and the transactions hereby contemplated; and (ii) have determined that participation therein is in the best interests of their respective Funds and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization (as defined below).

All covenants and obligations of a Fund contained herein shall be deemed to be covenants and obligations of the JHF II Trust or the JHI Trust, as the case may be, acting on behalf of that Fund, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, the JHF II Trust or the JHI Trust, as the case may be, acting on behalf of that Fund.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.	Representations and Warranties of the Acquiring Fund.

The JHI Trust, on behalf of itself and the Acquiring Fund, represents and warrants to, and agrees with, JHF II Trust and the Acquired Fund that:

A-1

(a)	The Acquiring Fund is a series of the JHI Trust and, in conformity with the laws of the Commonwealth of Massachusetts, has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the JHI Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.
(b)	At the Closing Date, Acquiring Fund will be a duly established and designated series of JHI Trust; Acquiring Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, Acquiring Fund will be a shell series of JHI Trust, without assets (except the amount paid for an initial share if it has not already been redeemed by that time) or liabilities, created for the purpose of effecting the Reorganization.
(c)	The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise. As of the Valuation Time (as defined in Section 3(c)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.
(d)	The JHI Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the JHI Trust’s Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance or transfer or similar laws relating to or affecting the rights or remedies of creditors’ generally; a party’s obligations of good faith, fair dealing, diligence, reasonableness, or due notice; equitable rights, remedies, or defenses; indemnifications from or against liability and court decisions with respect thereto.
(e)	There are no material legal, administrative or other proceedings pending or, to the knowledge of the JHI Trust or the Acquiring Fund, threatened against the JHI Trust or the Acquiring Fund which assert liability on the part of the JHI Trust or the Acquiring Fund, or that materially affect the financial condition of the JHI Trust or the Acquiring Fund or the JHI Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the JHI Trust nor the Acquiring Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.
(f)	Neither the JHI Trust nor the Acquiring Fund is obligated under any provision of the JHI Declaration or the JHI Trust’s By-laws dated March 8, 2005, as may be amended, and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.
(g)	There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (i) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.
(h)	No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).
A-2

(i)	The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the JHI Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date (as such term is defined in Section 7(a) herein), insofar as it relates to the Acquiring Fund:

(A)       will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(B)       will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they are made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(j)	All issued and outstanding shares of the Acquiring Fund at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a “Massachusetts business trust” and under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security of one class that is convertible into any other class of the Acquiring Fund shares.
(k)	The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement will be duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued [Class R6 shares and Class NAV shares] of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that the JHI Trust is a “Massachusetts business trust” and under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the JHI Trust.
(l)	At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.
(m)	At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.
2.	Representations and Warranties of the Acquired Fund.

The JHF II Trust, on behalf of itself and the Acquired Fund, represents and warrants to, and agrees with, JHI Trust and the Acquiring Fund that:

(a)	The Acquired Fund is a series of the JHF II Trust and, in conformity with the laws of the Commonwealth of Massachusetts, has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the JHF II Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.
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(b)	The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” (“RIC”) within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Section 852 or Section 4982 of the Code.
(c)	The JHF II Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the JHF II Trust’s Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance or transfer or similar laws relating to or affecting the rights or remedies of creditors’ generally; a party’s obligations of good faith, fair dealing, diligence, reasonableness, or due notice; equitable rights, remedies, or defenses; indemnifications from or against liability; and court decisions with respect thereto.
(d)	The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended [August 31, 2020], and the audited financial statements appearing therein, having been audited by [PricewaterhouseCoopers LLP], independent registered public accounting firm; and (b) the semiannual report of the Acquired Fund for the six months ended [February 28, 2021], which in each case fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with U.S. generally accepted accounting principles applied on a consistent basis.
(e)	The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of [February 28, 2021], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.
(f)	There are no material legal, administrative or other proceedings pending or, to the knowledge of the JHF II Trust or the Acquired Fund, threatened against the JHF II Trust or the Acquired Fund that assert liability on the part of the JHF II Trust or the Acquired Fund, or that materially affect the financial condition of the JHF II Trust or the Acquired Fund or the JHF II Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the JHF II Trust nor the Acquired Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.
(g)	There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or its registration statement on Form N-1A or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.
(h)	Neither the JHF II Trust nor the Acquired Fund is obligated under any provision of the JHF II Declaration or the JHF II Trust’s By-laws dated June 28, 2005, as may be amended (the “JHF II Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.
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(i)	The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.
(j)	As used in this Agreement, the term “Acquired Fund Investments” shall mean: (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time that have been disclosed in writing to the Acquiring Fund. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).
(k)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.
(l)	The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund:

(A)       will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and

(B)       will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(m)	All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund (“Acquired Fund Shares”). The Acquired Fund does not have outstanding any security of one class that is convertible into any other class of the Acquired Fund Shares.
(n)	All of the issued and outstanding Acquired Fund Shares were offered for sale and sold in conformity with all applicable federal and state securities laws.
(o)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.
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(p)	The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.
3.	The Reorganization.
(a)	Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume all of the known liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the JHF II Trust will redeem its Acquired Fund Shares in exchange for all Merger Shares received by it and will distribute such Merger Shares to its shareholders. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.
(b)	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.
(c)	The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).
(d)	Recourse for known liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(e) of this Agreement.
(e)	The Acquired Fund will cease operations and be terminated as a series of the JHF II Trust following the Closing Date.
4.	Valuation.
(a)	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class NAV shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class NAV shares and Class 1 shares held by John Hancock’s employee 401(k) plan, and in the case of Class R6 shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to shares held through John Hancock Retirement Fund Services, as applicable, on such date less the value of the liabilities attributable to such Acquired Fund Shares assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.
(b)	The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.
(c)	The net asset value of the Merger Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.
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(d)	No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.
(e)	The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.
(f)	The Acquiring Fund shall assume all of the known liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and termination of the Acquired Fund or otherwise.
5.	Payment of Expenses.
(a)	Except as otherwise provided in this Section 5, John Hancock Investment Management LLC, the investment advisor to each of the Acquired Fund and the Acquiring Fund, will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.
(b)	Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.
(c)	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a RIC.
6.	Covenants of the Acquired Fund and the Acquiring Fund.

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a)	Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that with respect to the Acquired Fund, such ordinary course of business will include regular and customary periodic dividends and distributions, and with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of operations.
(b)	The JHF II Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.
(c)	In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the JHI Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The
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Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)	The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.
(e)	The JHI Trust, shall file a post-effective amendment to its Registration Statement on Form N-1A (the “JHI Trust’s N-1A Registration Statement”) with the Commission registering the Acquiring Fund and its shares under the 1933 Act and 1940 Act, and shall file any supplements and amendments as may be required. The Acquiring Fund shall use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and to register the Acquiring Fund’s shares with such state securities agencies as it may deem appropriate, in order to commence operations on the Closing Date.
(f)	The JHF II Trust shall, on behalf of the Acquired Fund:

(A)       following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the JHF II Declaration and the JHF II Trust By-laws, the 1940 Act and any other applicable law;

(B)       not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(C)       on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(g)	Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.
(h)	The Acquiring Fund agrees to report the Reorganization as a reorganization qualifying under Section 368(a)(1)(F) of the Code, with the Acquiring Fund as the successor to the Acquired Fund. Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the JHF II Trust, the JHI Trust, and the Funds will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP, counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates LLP).
(i)	In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of nine (9) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.
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7.	Closing Date.
(a)	Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the known liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [October 15], 2021 or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”
(b)	To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.
(c)	The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.
(d)	As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.
8.	Conditions of the Acquired Fund’s Obligations.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a)	That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHI Trust’s Board and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by the JHI Trust’s Board certified by its Secretary.
(b)	That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.
(c)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.
(d)	That the Acquired Fund shall have received the opinion, in form satisfactory to the JHF II Trust, of K&L Gates LLP, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

(A)       both the Acquiring Fund and the JHI Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(B)       the Acquiring Fund is a separate series of the JHI Trust, an open-end, management investment company registered under the 1940 Act;

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(C)       this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHI Trust’s Board, and this Agreement has been duly executed and delivered by the JHI Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(D)       neither the execution or delivery by the JHI Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(E)       the Merger Shares have been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts law, be held personally liable for the obligations of the Acquiring Fund; and

(F)       to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHI Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing that may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(e)	That the Acquired Fund shall have obtained an opinion, in form satisfactory to the JHF II Trust, from K&L Gates LLP dated as of the Closing Date, addressed to the JHF II Trust, on behalf of the Acquired Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a)(1)(F) of the Code.
(f)	That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization, and all documents incidental thereto shall be satisfactory in form and substance to the JHF II Trust.
(g)	That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHI Trust or the Acquiring Fund, be contemplated by the Commission.
(h)	That the JHI Trust’s N-1A Registration Statement shall have become effective under the 1933 Act, and that no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHI Trust or the Acquiring Fund, be contemplated by the Commission.
9.	Conditions of the Acquiring Fund’s Obligations.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a)	That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHF II Trust’s Board and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the JHF II Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the JHF II Trust’s Board, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by such Board’s Secretary.
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(b)	That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.
(c)	That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.
(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.
(e)	That the Acquiring Fund shall have received the opinion, in form satisfactory to the JHI Trust, of K&L Gates LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(A)       both the Acquired Fund and the JHF II Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(B)       the Acquired Fund is a separate series of the JHF II Trust, an open-end, management investment company registered under the 1940 Act;

(C)       this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHF II Trust’s Board, and this Agreement has been duly executed and delivered by the JHF II Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(D)       neither the execution or delivery by the JHF II Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(E)       to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHF II Trust, on behalf of the Acquired Fund, of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing that may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

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(f)	That the Acquiring Fund shall have obtained an opinion from K&L Gates LLP dated as of the Closing Date, addressed to the JHI Trust, on behalf of the Acquiring Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a)(1)(F) of the Code.
(g)	That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHF II Trust or the Acquired Fund, be contemplated by the Commission.
(h)	That the JHI Trust’s N-1A Registration Statement shall have become effective under the 1933 Act, and that no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHI Trust or the Acquiring Fund, be contemplated by the Commission.
(i)	That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.
(j)	That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the JHI Trust.
10.	Termination, Postponement and Waivers.
(a)	Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(A)       by consent of the Boards of the JHF II Trust and the JHI Trust, acting on behalf of their respective Funds;

(B)       by the JHF II Trust’s Board, on behalf of the Acquired Fund, if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board;

(C)       by the JHI Trust’s Board, on behalf of the Acquiring Fund, if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board; or

(D)       by either party because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing.

(b)	If the Reorganization contemplated by this Agreement has not been consummated by [_______], this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Boards of the JHF II Trust and the JHI Trust, acting on behalf of their respective Funds.
(c)	In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.
(d)	At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of the JHF II Trust or the JHI Trust, on behalf of whichever Fund is entitled to the benefit thereof, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective Fund, on behalf of which such action is taken.
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(e)	The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund, and the officers, directors, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, director, Trustee, agent or shareholder so acts or to its shareholders, to which that officer, director, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties in the conduct of such office.
(f)	If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Boards of the JHF II Trust and the JHI Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.
11.	Indemnification.
(a)	Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, directors, trustees, agents and persons controlled by or controlling any of them (each, an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.
(b)	The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will
A-13

assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor’s prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	Other Matters.
(a)	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.
(b)	All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to John Hancock Mid Cap Stock Fund, c/o John Hancock, 200 Berkeley Street, Boston, Massachusetts 02116, Attention: Chief Legal Officer, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock Mid Cap Growth Fund, c/o John Hancock, 200 Berkeley Street, Boston, Massachusetts 02116, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.
(c)	This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.
(d)	It is expressly agreed that the obligations of the JHF II Trust, on behalf of the Acquired Fund, and the JHI Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of its respective directors, trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the respective Fund’s property, as provided in the JHF II Declaration or the JHI Declaration, as the case may be. The execution and delivery of this Agreement has been authorized by the Board of the JHF II Trust, on behalf of the Acquired Fund, and by the Board of the JHI Trust, on behalf of the Acquiring Fund, and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such directors or trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Fund property on behalf of the relevant Fund as provided in the JHF II Declaration or the JHI Declaration, as the case may be.
(e)	This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

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IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK INVESTMENT TRUST,
on behalf of its John Hancock Mid Cap Growth Fund

By:
Name:
Title:

Attest:
Name:
Title:

JOHN HANCOCK FUNDS II TRUST,
on behalf of its John Hancock Mid Cap Stock Fund

By:
Name:
Title:

Attest:
Name:
Title:

Agreed and accepted as to Section 5 only:

JOHN HANCOCK INVESTMENT MANAGEMENT LLC

By:
Name:
Title:

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

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Thank you for mailing your proxy card promptly!

[Logo] John Hancock(R) John Investment Management Distributors LLC
MEMBER FINRA

200 Berkeley Street
Boston, MA 02116

1-800-231-5469 TTY
1-800-338-8080 EASI-Line

jhinvestments.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

[MAILING CODE]

STATEMENT OF ADDITIONAL INFORMATION

[August] [ ], 2021

JOHN HANCOCK MID CAP STOCK FUND

(the “Acquired Fund,” a series of John Hancock Investment Trust)

AND

JOHN HANCOCK MID CAP GROWTH FUND
(the “Acquiring Fund,” a series of John Hancock Investment Trust)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [ ], 2021). This SAI provides additional information about the Acquired Fund and the Acquiring Fund (the “Funds”). The Acquired Fund is a series of John Hancock Funds II (the “Acquired Trust”), and the Acquiring Fund is a series of John Hancock Investment Trust (the “Acquiring Trust”). Each of the Acquired Trust and Acquiring Trust is a Massachusetts business trust. Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [ ], 2021, relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on October 6, 2021.

A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:

John Hancock Investment Management LLC

200 Berkeley Street

Boston, Massachusetts 02116
888-972-8696

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

TABLE OF CONTENTS

1.	The Statement of Additional Information for the Acquired Fund dated January 1, 2021 (the “Acquired Fund SAI”).
2.	The Statement of Additional Information for the Acquiring Fund dated July 9, 2021, (the “Acquiring Fund SAI”).
3.	The Annual Report of the Acquired Trust for the fiscal year ended August 31, 2020 with respect to the Acquired Fund (the “Acquired Fund Annual Report”).
4.	The Semiannual Report of the Acquired Trust for the six months ended February 28, 2021, with respect to the Acquired Fund (the “Acquired Fund Semiannual Report”).
5.	Supplemental financial information.

INFORMATION INCORPORATED BY REFERENCE

The Acquired Fund SAI, as may be supplemented, is incorporated by reference to Post-Effective Amendment No. 236 to the Acquired Trust’s registration statement on Form N-1A, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) under Securities Act of 1933, as amended (the “Securities Act”) (File Nos. 333-126293, 811-21779), on December 23, 2020 (Accession No. 0001133228-20-008103);

The Acquiring Fund SAI, as may be supplemented, is incorporated by reference to Post-Effective Amendment No. 213 to the Acquiring Trust’s registration statement on Form N-1A, which was filed with the SEC pursuant to Rule 485(b) under the Securities Act (File Nos. 002-10156, 811-00560), on July 9, 2021 (Accession No. 0001133228-21-003827);

The Acquired Fund Annual Report is incorporated by reference to the Acquired Trust’s report on Form N-CSR (File No. 811-21779) that was filed with the SEC on October 30, 2020 (Accession No. 0001145443-20-000505); and

The Acquired Fund Semiannual Report is incorporated by reference to the Acquired Trust’s report on Form N-CSR (File No. 811-21779) that was filed with the SEC on April 29, 2021 (Accession No. 0001683863-21-002971).

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Comparison of Expenses” section of the Proxy Statement and Prospectus.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. The Acquiring Fund does not plan to reposition the Acquired Fund following the Reorganization, because the Funds have identical investment objectives and substantially identical strategies and policies. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization in the ordinary course of business.

There are no material differences in accounting policies of the Acquired Fund as compared to those of the Acquiring Fund.

PART C
OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Investment Trust (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-10156 and 811-00560) as filed with the Securities and Exchange Commission (the “SEC”) on July 16, 2021 (accession number 0001133228-21-003918), which information is incorporated herein by reference.

Item 16. Exhibits

1(a)	Amended and Restated Declaration of Trust dated January 22, 2016 – previously filed as exhibit 99.(a) to post-effective amendment no. 154 filed on February 25, 2016, accession number 0001133228-16-007639.
1(a)(1)	Amendment dated December 13, 2018 to the Amended and Restated Declaration of Trust dated January 22, 2016 – previously filed as exhibit 99.(a).1 to post-effective amendment no. 189 filed on February 28, 2019, accession number 0001133228-19-000768.
2(a)	Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b) to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.
2(a)(1)	Amendment dated March 11, 2008 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).1 to post-effective amendment no. 111 filed on February 27, 2009, accession number 0000950135-09-001332.
2(a)(2)	Amendment dated June 9, 2009 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).2 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.
2(a)(3)	Amendment dated August 31, 2010 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).4 to post-effective amendment no. 115 filed on February 25, 2011, accession number 0000950123-11-017991.
2(a)(4)	Amendment dated March 10, 2016 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).4 to post-effective amendment no. 156 filed on March 14, 2016 accession number No. 0001133228-16-008195.
3	Not applicable.
4	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus)
5	See Exhibits 1 and 2.
6(a)	Amended and Restated Advisory Agreement dated June 30, 2020 between the Registrant and John Hancock Investment Management LLC. – previously filed as exhibit 99.(d) to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.
6(a)(1)	Amendment to Advisory Agreement dated July 9, 2021 between the Registrant and John Hancock Investment Management LLC relating to John Hancock Mid Cap Growth Fund - previously filed as exhibit 99.(d).4 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.
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6(a)(2)	Sub-Advisory Agreement dated December 18, 2013 between John Hancock Investment Management LLC and Wellington Management Company, LLP (“Wellington Sub-Advisory Agreement”). – previously filed as exhibit 99.(d).7 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.
6(a)(3)	Amendment dated July 1, 2021 to the Wellington Sub-Advisory Agreement relating to John Hancock Mid Cap Growth Fund – previously filed as exhibit 99.(d).24 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.
7(a)	Amended and Restated Distribution Agreement dated June 30, 2020 between the Registrant and John Hancock Investment Management Distributors LLC (the “Distributor”). – previously filed as exhibit 99.(e) to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.
8	Not applicable.
9(a)	Master Custodian Agreement dated September 10, 2008 among John Hancock Mutual Funds and State Street Bank and Trust Company. – previously filed as exhibit 99.(g).1 to post-effective amendment no. 111 filed on February 27, 2009, accession number 0000950135-09-001332.
9(a)(1)	Amendment dated October 1, 2015 to Master Custodian Agreement dated September 26, 2008 between John Hancock Mutual Funds and State Street Bank and Trust Company. – previously filed as exhibit 99.(g).3 to post-effective amendment no. 150 filed on December 24, 2015, accession number 0001133228-15-006566.
10(a)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 17, 2014, as amended June 22, 2017 (“18f-3 Plan”), for certain John Hancock Mutual Funds advised by John Hancock Investment Management LLC. – previously filed as exhibit 99.(n) to post-effective amendment no. 179 filed on February 28, 2018, accession number 0001133228-18-001177.
10(a)(1)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class A Shares. – previously filed as exhibit 99.( m) to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.
10(a)(2)	Amendment to Distribution Plan Pursuant to Rule 12b-1 dated June 28, 2021 relating to Class A Shares - previously filed as exhibit 99.(m).2 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.
10(a)(3)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class C Shares. – previously filed as exhibit 99.(m).4 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.
10(a)(4)	Amendment to Distribution Plan Pursuant to Rule 12b-1 dated June 28, 2021 relating to Class C Shares - previously filed as exhibit 99.(m).6 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.
10(a)(5)	Form of Rule 12b-1 Fee Waiver Letter Agreement dated December 10, 2020 between the Registrant and John Hancock Investment Management Distributors LLC. – previously filed as exhibit 99.(m).11 to post-effective amendment no. 207 filed on February 24, 2021 accession number No. 0001133228-21-000881.
11	Opinion and Consent of K&L Gates LLP regarding legality of issuance of shares and other matters. – FILED HEREWITH.
12(a)	Form of Opinion of K&L Gates LLP on tax matters. – FILED HEREWITH.
12(a)(1)	Consent of K&L Gates LLP. – FILED HEREWITH.
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13(a)(1)	Amended and Restated Transfer Agency and Service Agreement dated July 1, 2013 (“Restated Transfer Agency Agreement”) between John Hancock Mutual Funds advised by John Hancock Investment Management LLC and John Hancock Signature Services, Inc. – previously filed as exhibit 99.(h).5 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.
13(a)(2)	Amendment dated October 1, 2013 to the Restated Transfer Agency Agreement. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.
13(a)(3)	Amendment dated June 28, 2021 to the Restated Transfer Agency Agreement. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.
13(a)(4)	Amended and Restated Service Agreement dated June 24, 2021 between the Registrant and John Hancock Investment Management LLC. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 214 filed on July 16, 2021 accession number No. 0001133228-21-003918.
13(a)(5)	Service Agreement dated June 30, 2020 among the Registrant, John Hancock Investment Management LLC, and the Registrant’s Chief Compliance Officer – previously filed as exhibit 99.(h).7 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.
13(a)(6)	Amended and Restated Expense Limitation Agreement and Voluntary Expense Limitation Notice dated March 25, 2021 by and between the Registrant and John Hancock Investment Management LLC. – previously filed as exhibit 99.(h).12 to post-effective amendment no. 214 filed on July 16, 2021 accession number No. 0001133228-21-003918.
13(a)(7)	Agreement to Waive Advisory Fees and Reimburse Expenses dated June 25, 2020 between the Registrant and John Hancock Investment Management LLC – previously filed as exhibit 99.(h).12 to post-effective amendment no. 207 filed on February 24, 2021 accession number No. 0001133228-21-000881.
14	Consent of PricewaterhouseCoopers LLP. – FILED HEREWITH.
15	Not applicable.
16	Power of Attorney. – FILED HEREWITH
17	Form of Proxy Card. – FILED HEREWITH.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant agrees that a final form of the Opinion and Consent of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Investment Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of July, 2021.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	July 27, 2021
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	July 27, 2021
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	July 27, 2021
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	July 27, 2021
James R. Boyle

/s/ Peter S. Burgess *	Trustee	July 27, 2021
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	July 27, 2021
William H. Cunningham

/s/ Grace K. Fey *	Trustee	July 27, 2021
Grace K. Fey

/s/ Marianne Harrison *	Trustee	July 27, 2021
Marianne Harrison

/s/ Deborah C. Jackson *	Trustee	July 27, 2021
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	July 27, 2021
Hassell H. McClellan

/s/ Steven R. Pruchansky *	Trustee	July 27, 2021
Steven R. Pruchansky
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Signature	Title	Date

/s/ Frances G Rathke *	Trustee	July 27, 2021
Frances G Rathke

/s/ Gregory A. Russo *	Trustee	July 27, 2021
Gregory A. Russo

*By: Power of Attorney

*By:	/s/ Thomas Dee
Thomas Dee
Attorney-in-Fact

* Pursuant to Power of Attorney filed herewith

5

Exhibit Index
4	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).
11	Opinion and Consent of K&L Gates LLP regarding legality of issuance of shares and other matters.
12(a)	Form of Opinion of K&L Gates LLP on tax matters.
12(a)(1)	Consent of K&L Gates LLP.
14	Consent of PricewaterhouseCoopers LLP.
16	Power of Attorney.
17	Form of Proxy Card.
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